Jun. 17, 2016
RiverFront Strategic Income Fund

ALPS ETF TRUST

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

SUPPLEMENT DATED JUNE 17, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016

Effective July 1, 2016:

The Fund’s 0.46% management fee will consist of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser.

The Fund’s sub-adviser will voluntarily waive all of its 0.30 % annual sub-advisory fee payable by the Fund until March 31, 2018.